Schedule II - Valuation And Qualifying Accounts And Reserves (Details) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 2,076	$ 1,982	$ 2,047
Charged to Income	4,273	4,852	3,790
Net Write-offs	3,851	4,758	3,855
Balance at End of Period	2,498	2,076	1,982
Indianapolis Power And Light Company [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	2,076	1,982	2,047
Charged to Income	4,273	4,852	3,790
Net Write-offs	3,851	4,758	3,855
Balance at End of Period	$ 2,498	$ 2,076	$ 1,982